Fair Value of Financial Investments and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Investments Included in Other Assets

Financial investments included in other assets were as follows, in millions:

	At December 31
	2012	2011
Auction rate securities	$22	$22

Total recurring investments	22	22
Private equity funds	69	86
Other investments	4	4

Total non-recurring investments	73	90
Total	$95	$112

Company's Investments in Available-for-Sale Securities

The Company’s investments in available-for-sale securities at December 31, 2012 and 2011 were as follows, in millions:

		Pre-tax
	Cost Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
December 31, 2012	$19	$3	$—	$22
December 31, 2011	$19	$3	$—	$22

Recurring Fair Value Measurements

Financial investments and (liabilities) measured at fair value on a recurring basis at each reporting period and the amounts for each level within the fair value hierarchy were as follows, in millions:

		Fair Value Measurements Using
	Dec. 31, 2012	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Auction rate securities	$22	$—	$—	$22

Total	$22	$—	$—	$22

		Fair Value Measurements Using
	Dec. 31, 2011	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Auction rate securities	$22	$—	$—	$22

Total	$22	$—	$—	$22

Changes in Level 3 Financial Investments Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 financial investments measured at fair value on a recurring basis, in millions:

	Auction Rate Securities December 31
	2012	2011
Fair value January 1	$22	$22
Total losses included in earnings
Unrealized losses	—	—
Purchases, issuances, settlements	—	—
Transfers from Level 3 to Level 2	—	—

Fair value at December 31	$22	$22

Non-Recurring Fair Value Measurements

Financial investments measured at fair value on a non-recurring basis during 2012 and the amounts for each level within the fair value hierarchy were as follows, in millions:

		Fair Value Measurements Using
	Dec. 31, 2012	Quoted Market Prices (Level 1)	Significant Other Observable Unobservable Inputs (Level 2)	Significant Total Inputs (Level 3)	Gains (Losses)
Private equity funds	$2	$—	$—	$2	$(2)

	$2	$—	$—	$2	$(2)

Income from Financial Investments, Net, Included in Other, Net, within Other Income (Expense), Net, and Impairment Charges for Financial Investments

Income from financial investments, net, included in other, net, within other income (expense), net, and impairment charges for financial investments were as follows, in millions:

	2012	2011	2010
Realized gains from marketable securities	$—	$41	$10
Realized losses from marketable securities	—	—	(8)
Income from other investments, net	24	32	7

Income from financial investments, net	$24	$73	$9

Impairment charges:
Asahi Tec	$—	$—	$(28)
Private equity funds	(2)	—	(4)
Other private investments	—	—	(2)

Total impairment charges	$(2)	$—	$(34)